Net Financial Expenses	12 Months Ended
Mar. 31, 2025
Financial Expense [Abstract]
Net Financial Expenses	NET FINANCIAL EXPENSES
The following table summarizes net financial expenses:

Year ended	March 31,
	2025	2024
	$	$
Interest on long-term debt	7,339	10,831
Interest on lease liabilities	466	664
Amortization of finance costs	242	426
Interest accretion on balance of purchase price payable	675	384
Financing fees	562	220
Interest income	(402)	(668)
	8,882	11,857